Inventories (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	September 30,	September 30,
	2023	2022
Finished goods	$62,730	$49,643
Work-in-progress	116,435	21,350
Raw materials	363,223	322,545
Total	$542,388	$393,538